Buildings and Equipment	12 Months Ended
Dec. 31, 2020
Buildings and Equipment.
Buildings and Equipment

5.Buildings and Equipment

At December 31, 2020 and December 31, 2019, the Corporation’s buildings and equipment were as follows:

		Equipment
	Buildings	and Vehicles	Total
Cost
Balance, December 31, 2018	$2,477,480	$4,818,551	$7,296,031
Additions	—	20,456	20,456
Disposals	(157,189)	(622,293)	(779,482)
Balance, December 31, 2019	$2,320,291	$4,216,714	$6,537,005
Additions	—	38,796	38,796
Disposals	—	(6,374)	(6,374)
Balance, December 31, 2020	$2,320,291	$4,249,136	$6,569,427

Accumulated Depreciation
Balance, December 31, 2018	$2,403,704	$4,495,447	$6,899,151
Depreciation charge for the year	41,399	128,834	170,233
Disposals	(157,189)	(622,293)	(779,482)
Balance, December 31, 2019	$2,287,914	$4,001,988	$6,289,902
Depreciation charge for the year	7,695	88,910	96,605
Disposals	—	(6,374)	(6,374)
Balance, December 31, 2020	$2,295,609	$4,084,524	$6,380,133

Carrying Value
Balance, December 31, 2019	$32,377	$214,726	$247,103
Balance, December 31, 2020	$24,682	$164,612	$189,294

Depreciation expense on buildings and equipment for the years ended December 31, 2020 and December 31, 2019 was $96,605 and $170,233, respectively.